SHARE-BASED COMPENSATION (Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 3.01
Expected volatility, minimum	59.00%	44.00%	50.00%
Expected volatility, maximum	60.00%	62.00%	60.00%
Risk-free rate, minimum	1.20%	1.29%	1.45%
Risk-free rate, maximum	2.10%	2.28%	1.72%
Anticipated rate of dividends	0.00%	0.00%	0.00%
Options [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 3.00
Exercise price		$ 2.79
Expected volatility, minimum		57.00%
Expected volatility, maximum		61.00%
Risk-free rate, minimum		1.75%
Risk-free rate, maximum		2.28%
Anticipated rate of dividends		0.00%
Options [Member] | August 13 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 3.44
Exercise price		$ 3.68
Expected volatility, minimum		55.00%
Expected volatility, maximum		60.00%
Risk-free rate, minimum		1.58%
Risk-free rate, maximum		1.94%
Anticipated rate of dividends		0.00%
Options [Member] | February 24 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 5.12
Exercise price		$ 5.06
Expected volatility, minimum		55.00%
Expected volatility, maximum		62.00%
Risk-free rate, minimum		1.47%
Risk-free rate, maximum		1.79%
Anticipated rate of dividends		0.00%
Options [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 5.08
Exercise price		$ 5.08
Expected volatility, minimum		55.00%
Expected volatility, maximum		61.00%
Risk-free rate, minimum		1.59%
Risk-free rate, maximum		1.92%
Anticipated rate of dividends		0.00%
Options [Member] | May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 4.22
Exercise price		$ 4.57
Expected volatility, minimum		44.00%
Expected volatility, maximum		60.00%
Risk-free rate, minimum		1.62%
Risk-free rate, maximum		2.03%
Anticipated rate of dividends		0.00%
Options [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 4.18
Exercise price		$ 5.06
Expected volatility, minimum		56.00%
Expected volatility, maximum		61.00%
Risk-free rate, minimum		1.50%
Risk-free rate, maximum		2.20%
Anticipated rate of dividends		0.00%
Options [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 4.35
Exercise price		$ 4.35
Expected volatility, minimum		56.00%
Expected volatility, maximum		61.00%
Risk-free rate, minimum		1.50%
Risk-free rate, maximum		2.20%
Anticipated rate of dividends		0.00%
Options [Member] | August 13 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 3.44
Exercise price		$ 3.68
Expected volatility, minimum		55.00%
Expected volatility, maximum		60.00%
Risk-free rate, minimum		1.58%
Risk-free rate, maximum		1.94%
Anticipated rate of dividends		0.00%
Options [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 5.06
Exercise price		$ 7.50
Expected volatility		55.00%
Expected term		4 years
Risk-free rate		1.36%
Anticipated rate of dividends		0.00%
Options [Member] | February 24 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 5.12
Exercise price		$ 6
Expected volatility		56.00%
Expected term		4 years
Risk-free rate		1.29%
Anticipated rate of dividends		0.00%
Options [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 3.01
Exercise price			$ 0.2
Expected volatility, minimum			50.00%
Expected volatility, maximum			60.00%
Risk-free rate, minimum			1.45%
Risk-free rate, maximum			1.72%
Anticipated rate of dividends			0.00%
Options [Member] | February 29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3.20
Exercise price	$ 2.37
Expected volatility	59.32%
Risk-free rate	1.70%
Anticipated rate of dividends	0.00%
Options [Member] | May 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 2.70
Exercise price	$ 2.89
Expected volatility	59.43%
Risk-free rate	1.20%
Anticipated rate of dividends	0.00%
Options [Member] | August 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 2.44
Exercise price	$ 1.28
Expected volatility	59.72%
Risk-free rate	1.33%
Anticipated rate of dividends	0.00%
Options [Member] | October 31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 2.22
Exercise price	$ 1.97
Expected volatility	59.27%
Risk-free rate	2.10%
Anticipated rate of dividends	0.00%
Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3.2	$ 5.12
Expected term	10 years	10 years	6 years
Options [Member] | Maximum [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years
Options [Member] | Maximum [Member] | August 13 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years
Options [Member] | Maximum [Member] | February 24 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 6 months
Options [Member] | Maximum [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 6 months
Options [Member] | Maximum [Member] | May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years
Options [Member] | Maximum [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 6 months
Options [Member] | Maximum [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years
Options [Member] | Maximum [Member] | August 13 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years
Options [Member] | Maximum [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years
Options [Member] | Maximum [Member] | February 29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Options [Member] | Maximum [Member] | May 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Options [Member] | Maximum [Member] | August 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Options [Member] | Maximum [Member] | October 31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 2.22	$ 3
Expected term	5 years	4 years	5 years
Options [Member] | Minimum [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Options [Member] | Minimum [Member] | August 13 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months
Options [Member] | Minimum [Member] | February 24 (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Options [Member] | Minimum [Member] | March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Options [Member] | Minimum [Member] | May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months
Options [Member] | Minimum [Member] | June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Options [Member] | Minimum [Member] | June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
Options [Member] | Minimum [Member] | August 13 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months
Options [Member] | Minimum [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			5 years
Options [Member] | Minimum [Member] | February 29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Options [Member] | Minimum [Member] | May 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Options [Member] | Minimum [Member] | August 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Options [Member] | Minimum [Member] | October 31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Warrant Awards [Member] | October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.2
Warrant Awards [Member] | February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		7.50
Warrant Awards [Member] | February 24 (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		6.00
Warrant Awards [Member] | October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.2
Warrant Awards [Member] | April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 5.06